Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 29, 2011
SGI MSCI EAFE Equal Weight Fund (Second Prospectus Summary) | SGI MSCI EAFE Equal Weight Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex | SGI MSCI EAFE Equal Weight Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
SGI MSCI EAFE Equal Weight Institutional Fund (the
"Fund") seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 288% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	288.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Fees and expenses are based on estimates.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "representative sampling," to track the performance of the Underlying
Index. "Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs"), that have an investment profile similar to the Underlying Index and some, but not all, of the component securities of the
Underlying Index. This technique involves the use of risk management and quantitative stock picking strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Investment Manager expects that, over time, if the
Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. However, fees and expenses incurred by the Fund as well as the size and frequency of cash flows into and out of the Fund as well as other factors will cause differences in performance, usually making it harder for the Fund to correlate to the
Underlying Index. The Fund may invest in a variety of investment vehicles, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. The Fund may also invest in futures contracts in order to maintain exposure to the securities and currency markets at times when it is not able to purchase the corresponding securities and currencies or it believes that it is more appropriate to use futures.

The MSCI EAFE Equal Weighted Index is an unmanaged equal-weighted version of the
MSCI EAFE Index, which means that each security included in the index has the same weight on each rebalancing date and then fluctuates based on the performance of the security until weights are reset equally on the next rebalancing date. The MSCI EAFE Equal Weighted Index is generally rebalanced quarterly. The Fund's investments will be weighted and re-balanced in accordance with the MSCI EAFE Equal Weighted Index. The MSCI EAFE Index (Europe,
Australasia, Far East) is an index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of March 31,
2011, the MSCI EAFE Index consisted of separate sub-indices representing the following 22 developed market countries: Australia, Austria, Belgium, Denmark,
Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom, with capitalizations ranging from $875.8 million to $21.2 billion as of March 31, 2011. Both Indices are denominated in
U.S. Dollars.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit of a bank and is
not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Capitalization Securities Risk. The Fund's Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole.

Currency Risk. Indirect and direct exposure to foreign currencies subjects the
Fund to the risk that those currencies will decline in value relative to the
U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the
U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Futures Contract Risk. Futures contracts may be more volatile than direct investments in underlying securities, involve additional expenses and may involve a small initial investment relative to the risk assumed.

Geographic Focus Risk. To the extent that the Fund's investments are focused in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund's exposure generally will be focused on a particular country or region to the same extent as the Underlying Index. The Fund has focused investment exposure to the regions listed below.

Australasia and Asia. While certain Australasian and Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, reliance on exports and economic cycles.

Europe. The European economy is diverse and includes both large, competitive economies and smaller, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, debt levels and recessions in EU economies.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Liquidity Risk. Some of the Fund's investments may become less liquid as a result of market developments or adverse investor perception.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Correlation Risk. The performance of the Fund is unlikely to exactly match or correlate that of the Underlying Index, either on a daily basis or over a longer period of time. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to imperfect correlation. This causes the Fund's performance to be less than you expect. In addition, the Fund's risk management and quantitative investing strategies may not work as expected, causing the performance of the Fund to be less than that of a more classic index fund, which does not use these strategies.

Passive Investment Risk. The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Fund by showing changes in the performance from year to year of the Fund's Class A shares and by showing how the Fund's Class A shares' average annual returns for one year and since inception have compared to those of broad measures of market performance. The performance information is for a class of shares of the Fund that is not presented in this prospectus that would have substantially similar average annual total returns, because the shares are invested in the same portfolio securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
The MSCI World Index served as the Fund's benchmark index prior to April 29,
2011 and was replaced by an index that more closely reflects the Fund's current investment strategies. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance from year to year of the Fund's Class A shares and by showing how the Fund's Class A shares' average annual returns for one year and since inception have compared to those of broad measures of market performance. The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance from year to year of the Fund's Class A shares and by showing how the Fund's Class A shares' average annual returns for one year and since inception have compared to those of broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not reflect the impact of the sales charge applicable to
Class A shares which, if reflected, would lower the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2003    20.77%

Lowest Quarter Return
3Q 2002    -18.96%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The MSCI World Index served as the Fund's benchmark index prior to April 29, 2011 and was replaced by an index that more closely reflects the Fund's current investment strategies.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for Class A shares shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for Class A shares shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

SGI MSCI EAFE Equal Weight Fund (Second Prospectus Summary) | SGI MSCI EAFE Equal Weight Fund | Institutional Share Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.96%)
SGI MSCI EAFE Equal Weight Fund | MSCI EAFE Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
SGI MSCI EAFE Equal Weight Fund | MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.98%
SGI MSCI EAFE Equal Weight Fund | Institutional Share Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.71%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.36%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	765
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,695
Annual Return 2001	rr_AnnualReturn2001	(13.20%)
Annual Return 2002	rr_AnnualReturn2002	(24.20%)
Annual Return 2003	rr_AnnualReturn2003	41.60%
Annual Return 2004	rr_AnnualReturn2004	18.00%
Annual Return 2005	rr_AnnualReturn2005	13.10%
Annual Return 2006	rr_AnnualReturn2006	16.60%
Annual Return 2007	rr_AnnualReturn2007	11.20%
Annual Return 2008	rr_AnnualReturn2008	(38.20%)
Annual Return 2009	rr_AnnualReturn2009	19.80%
Annual Return 2010	rr_AnnualReturn2010	14.90%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.59%
SGI MSCI EAFE Equal Weight Fund | Institutional Share Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.86%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.75%
SGI MSCI EAFE Equal Weight Fund | Institutional Share Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.21%

[1]	Fees and expenses are based on estimates.
[2]	Effective 05/02/2011, the Fund changed its name and principal investment strategy. As a result of the investment strategy change, the Fund's new benchmark is the MSCI EAFE Equal Weighted Index. The MSCI EAFE Equal Weighted Index inception date is 1/22/2008 and therefore index performance for certain time periods is not available. The Fund's performance was previously compared to the MSCI World Index.
[3]	The Investment Manager has contractually agreed through January 31, 2013 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to 1.36% of the annual percentage of average daily net assets for the Institutional Share Class of the Fund. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).